Share Based Payment (Details) - Schedule of expenses recognized in the financial statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of expenses recognized in the financial statements [Abstract]
Share-based payment plans	$ 2,356	$ 742	$ 612